Document and Entity Information	Nov. 13, 2019
Cover [Abstract]
Entity Registrant Name	REATA PHARMACEUTICALS INC
Amendment Flag	false
Entity Central Index Key	0001358762
Document Type	8-K
Document Period End Date	Nov. 13, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-37785
Entity Tax Identification Number	11-3651945
Entity Address, Address Line One	5320 Legacy Drive
Entity Address, City or Town	Plano
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75024
City Area Code	(972)
Local Phone Number	865-2219
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	RETA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true